CURRENT RECEIVABLES AND OTHER CURRENT ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trade receivables	€ 184,260	€ 231,439
Receivables from financing activities	939,607	966,448
Current tax receivables	12,438	21,078
Other current assets	76,471	92,830
Total	1,212,776	1,311,795
Reconciliation of changes in other provisions [abstract]
At January 1,	27,171
At December 31,	€ 28,312	€ 27,171
Average contractual duration at inception of contracts	67 months	67 months
Weighted average interest rate (percent)	5.50%	6.00%
Italian and foreign VAT credits	€ 31,620	€ 48,719
Prepayments	38,826	39,856
Other	6,025	4,255
Other current assets	76,471	92,830
Other current assets	37,645	52,974
Total current receivables, excluding prepayments	1,173,950	1,271,939
Dealers
Disclosure of financial assets [line items]
Trade receivables	62,301	74,589
FCA Group companies
Disclosure of financial assets [line items]
Trade receivables	37,906	49,782
Sponsorship and commercial activities
Disclosure of financial assets [line items]
Trade receivables	31,917	46,375
Brand activities
Disclosure of financial assets [line items]
Trade receivables	21,886	24,937
Other
Disclosure of financial assets [line items]
Trade receivables	€ 30,250	35,756
Bottom of range
Disclosure of financial assets [line items]
Typical duration of payments due from customers	30 days
Bottom of range | Dealers
Disclosure of financial assets [line items]
Typical duration of payments due from customers	30 days
Top of range
Disclosure of financial assets [line items]
Typical duration of payments due from customers	40 days
Top of range | Dealers
Disclosure of financial assets [line items]
Typical duration of payments due from customers	40 days
Euro
Disclosure of financial assets [line items]
Trade receivables	€ 111,191	127,226
U.S. Dollar
Disclosure of financial assets [line items]
Trade receivables	51,295	75,138
Pound Sterling
Disclosure of financial assets [line items]
Trade receivables	6,560	7,238
Chinese Yuan
Disclosure of financial assets [line items]
Trade receivables	1,398	2,101
Japanese Yen
Disclosure of financial assets [line items]
Trade receivables	8,921	11,018
Other
Disclosure of financial assets [line items]
Trade receivables	4,895	8,718
Overdue
Disclosure of financial assets [line items]
Trade receivables	46,627	46,778
Receivables from financing activities	65,554	59,448
Current tax receivables	0	0
Reconciliation of changes in other provisions [abstract]
Other current assets	247	0
Total current receivables, excluding prepayments	112,428	106,226
Due within one year
Disclosure of financial assets [line items]
Trade receivables	137,564	184,613
Receivables from financing activities	159,778	165,164
Current tax receivables	10,314	20,397
Reconciliation of changes in other provisions [abstract]
Other current assets	36,971	52,449
Total current receivables, excluding prepayments	344,627	422,623
Due between one and five years
Disclosure of financial assets [line items]
Trade receivables	69	48
Receivables from financing activities	657,073	683,096
Current tax receivables	2,124	681
Reconciliation of changes in other provisions [abstract]
Other current assets	247	346
Total current receivables, excluding prepayments	659,513	684,171
Due beyond five years
Disclosure of financial assets [line items]
Trade receivables	0	0
Receivables from financing activities	57,202	58,740
Current tax receivables	0	0
Reconciliation of changes in other provisions [abstract]
Other current assets	180	179
Total current receivables, excluding prepayments	57,382	58,919
Payment Guarantee
Reconciliation of changes in other provisions [abstract]
Guarantees through third parties	169,186	95,304
Client Financing
Disclosure of financial assets [line items]
Receivables from financing activities	925,878	950,842
Client Financing | Overdue
Disclosure of financial assets [line items]
Receivables from financing activities	65,554	59,448
Client Financing | Due within one year
Disclosure of financial assets [line items]
Receivables from financing activities	156,154	161,753
Client Financing | Due between one and five years
Disclosure of financial assets [line items]
Receivables from financing activities	646,968	670,901
Client Financing | Due beyond five years
Disclosure of financial assets [line items]
Receivables from financing activities	57,202	58,740
Dealer Financing
Disclosure of financial assets [line items]
Receivables from financing activities	€ 13,729	€ 15,606
Dealer Financing | Bottom of range
Disclosure of financial assets [line items]
Typical duration of payments due from customers	1 month
Reconciliation of changes in other provisions [abstract]
Dealer financing receivables, interest rates (percent)	4.60%	4.50%
Dealer Financing | Top of range
Disclosure of financial assets [line items]
Typical duration of payments due from customers	6 months
Reconciliation of changes in other provisions [abstract]
Dealer financing receivables, interest rates (percent)	6.20%	7.00%
Dealer Financing | Overdue
Disclosure of financial assets [line items]
Receivables from financing activities	€ 0	€ 0
Dealer Financing | Due within one year
Disclosure of financial assets [line items]
Receivables from financing activities	3,624	3,411
Dealer Financing | Due between one and five years
Disclosure of financial assets [line items]
Receivables from financing activities	10,105	12,195
Dealer Financing | Due beyond five years
Disclosure of financial assets [line items]
Receivables from financing activities	0	0
Trade receivables
Reconciliation of changes in other provisions [abstract]
At January 1,	27,171	24,346
Additional provisions	4,148	2,976
Utilization and other changes	(3,007)	(151)
At December 31,	28,312	27,171
Loans to consumers
Reconciliation of changes in other provisions [abstract]
At January 1,	7,480	6,457
Additional provisions	9,502	4,739
Utilization and other changes	(3,787)	(3,716)
At December 31,	€ 13,195	€ 7,480